Organization and Principal Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Dec. 22, 2023
Organization and Principal Activities [Line Items]
Consideration amount	$ 355
Helport Singapore [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest		100.00%